Supplemental Condensed Combining Information	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

15. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 7) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% Senior Notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 7. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of March 31, 2012 and December 31, 2011 and for the three-month periods ended March 31, 2012 and 2011. The following combining financial information for the Company is as of March 31, 2012 and December 31, 2011 and for the three-month periods ended March 31, 2012 and 2011, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$447,378	$-	$3,196,090	$(659,617)	$2,983,851
Cost of revenue	-	-	283,204	-	2,403,465	(650,705)	2,035,964
Gross profit	-	-	164,174	-	792,625	(8,912)	947,887
Operating expenses (income):
Selling, general and administrative (1)	5	16,285	47,300	(37,398)	450,332	130	476,654
Research and development	-	-	16,417	-	9,732	-	26,149
Operating (loss) income	(5)	(16,285)	100,457	37,398	332,561	(9,042)	445,084
Other (income) expense:
Interest, net	(180)	18,359	1,668	14,624	42,985	(5,891)	71,565
Other, net	-	(290,061)	64,292	(140,042)	-	365,811	-
Income (loss) before income taxes	175	255,417	34,497	162,816	289,576	(368,962)	373,519
Income tax expense (benefit)	50	34,716	26,982	8,984	122,626	(68,954)	124,404
Net Income (loss)	125	220,701	7,515	153,832	166,949	(300,007)	249,115
Net Income attributable to noncontrolling interests	-	-	-	-	-	28,414	28,414
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$125	$220,701	$7,515	$153,832	$166,949	$(328,421)	$220,701

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

	At March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$28	$351	$-	$579,845	$-	$580,224
Trade accounts receivable, less allowance for doubtful accounts	-	-	150,135	-	2,948,946	-	3,099,081
Accounts receivable from related parties	1,252,485	3,789,324	1,189,604	2,408,915	7,558,034	(16,065,916)	132,446
Inventories	-	-	263,315	-	880,920	(120,238)	1,023,997
Prepaid expenses and other current assets	-	59,758	33,282	-	846,442	394	939,876
Deferred taxes	-	29,516	-	-	261,677	25,780	316,973
Total current assets	1,252,485	3,878,626	1,636,687	2,408,915	13,075,864	(16,159,980)	6,092,597

Property, plant and equipment, net	-	471	182,311	-	2,774,119	(112,909)	2,843,992
Intangible assets	-	240	54,520	-	686,672	-	741,432
Goodwill	-	-	55,521	-	11,237,127	-	11,292,648
Deferred taxes	-	17,009	1,378	-	108,573	(55,972)	70,988
Other assets	-	10,190,377	654,533	11,341,141	(7,029,018)	(14,210,702)	946,331
Total assets	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

Current liabilities:
Accounts payable	$-	$1,190	$35,902	$-	$517,999	$-	$555,091
Accounts payable to related parties	-	1,487,213	1,205,327	3,245,256	10,361,652	(16,194,473)	104,975
Accrued expenses and other current liabilities	11,833	31,231	123,385	92,736	1,459,795	1,953	1,720,933
Short-term borrowings	-	156	-	-	103,507	-	103,663
Short-term borrowings from related parties	-	-	-	-	(39,135)	53,833	14,698
Current portion of long-term debt and capital lease obligations	-	305,456	-	1,587,680	1,213,832	-	3,106,968
Income tax payable	-	126,610	-	-	125,817	(3,301)	249,126
Deferred taxes	-	-	8,402	-	34,247	(12,728)	29,921
Total current liabilities	11,833	1,951,856	1,373,016	4,925,672	13,777,714	(16,154,716)	5,885,375

Long term debt and capital lease obligations, less current portion	1,176,096	519,982	-	-	7,837,473	(3,950,283)	5,583,268
Long term borrowings from related parties	-	3,250,595	205,487	408,942	(1,923,257)	(1,941,767)	-
Other liabilities	-	4,584	13,104	-	231,885	25,480	275,053
Pension liabilities	-	5,857	154,635	-	140,281	-	300,773
Income tax payable	2,655	267	-	-	56,249	117,830	177,001
Deferred taxes	-	-	-	-	649,795	(20,629)	629,166
Total liabilities	1,190,584	5,733,141	1,746,242	5,334,614	20,770,140	(21,924,085)	12,850,636

Noncontrolling interests subject to put provisions	-	-	-	-	501,968	-	501,968
Total FMC-AG & Co. KGaA shareholders' equity	61,901	8,353,582	838,708	8,415,442	(700,572)	(8,615,479)	8,353,582
Noncontrolling interests not subject to put provisions	-	-	-	-	281,802	-	281,802
Total equity	61,901	8,353,582	838,708	8,415,442	(418,770)	(8,615,479)	8,635,384
Total liabilities and equity	$1,252,485	$14,086,723	$2,584,950	$13,750,056	$20,853,337	$(30,539,563)	$21,987,988

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	46,953	176	133,435
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Dividend income from equity method investees	-	37,190	-	-	732	-	37,922
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Dividends paid	-	-	-	-	-	-	-
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(197,375)	-	(140,042)	-	337,417	-
Depreciation and amortization	-	379	11,117	222	130,576	(6,310)	135,984
Change in deferred taxes, net	-	13,443	1,089	-	20,000	(2,105)	32,427
(Gain) loss on sale of fixed assets and investments	-	-	(4)	-	(603)	-	(607)
Compensation expense related to stock options	-	7,132	-	-	-	-	7,132
Cash outflow from hedging	-	-	-	-	(57,111)	-	(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	2,269	-	(184,676)	-	(182,407)
Inventories	-	-	(16,340)	-	(64,895)	7,842	(73,393)
Prepaid expenses and other current and non-current assets	1	(25,605)	(16,365)	(36,830)	91,786	264	13,251
Accounts receivable from / payable to related parties	8,413	(18,879)	(11,783)	11,803	64,693	(58,877)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,606)	(32,676)	29,564	(36)	44,264	403	32,913
Income tax payable	5	20,962	-	8,984	10,901	(18,207)	22,645
Net cash provided by (used in) operating activities	(62)	(11,918)	7,062	(2,067)	221,885	(39,581)	175,319

Investing Activities:
Purchases of property, plant and equipment	-	(91)	(3,648)	-	(120,064)	6,637	(117,166)
Proceeds from sale of property, plant and equipment	-	-	22	-	3,984	-	4,006
Disbursement of loans to related parties	-	366,568	48	(778,430)	-	411,814	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(140)	(3,065)	-	(1,002,127)	666,540	(338,792)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	366,337	(6,643)	(778,430)	(1,118,207)	1,084,991	(451,952)

Financing Activities:
Short-term borrowings, net	-	24,487	(523)	(299)	(14,264)	-	9,401
Long-term debt and capital lease obligations, net	-	(296,955)	-	117,406	1,467,769	(411,814)	876,406
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	1,665	-	-	156	-	1,821
Dividends paid	-	-	-	-	12	(12)	-
Capital increase (decrease)	-	-	-	663,390	3,150	(666,540)	-
Distributions to noncontrolling interest	-	-	-	-	(25,052)	-	(25,052)
Contributions from noncontrolling interest	-	-	-	-	3,939	-	3,939
Net cash provided by (used in) financing activities	-	(270,803)	(523)	780,497	925,710	(1,078,366)	356,515

Effect of exchange rate changes on cash and cash equivalents	-	(3,479)	10	-	20,360	12	16,903
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(62)	80,137	(94)	-	49,748	(32,944)	96,785
Cash and cash equivalents at beginning of period	123	147,177	225	-	342,401	32,944	522,870
Cash and cash equivalents at end of period	$61	$227,314	$131	$-	$392,149	$-	$619,655

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

	For the three months ended March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Gain (loss) related to cash flow hedges	-	(575)	(30)	12,620	(8,031)	-	3,984
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	-	-	1,783
Gain (loss) related to foreign currency translation	-	52,263	11,770	-	59,752	(4,832)	118,953
Income tax (expense) benefit related to components of other comprehensive income	-	1,385	8	(5,650)	106	-	(4,151)
Other comprehensive income (loss), net of tax	-	53,073	11,748	8,753	51,827	(4,832)	120,569
Total comprehensive income	$125	$273,774	$19,263	$162,585	$218,776	$(304,839)	$369,684
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	28,682	28,682
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$125	$273,774	$19,263	$162,585	$218,776	$(333,521)	$341,002